Annual Total Returns- Federated Hermes Ohio Municipal Income Fund (Class A F and IS Shares) [BarChart] - Class A F and IS Shares - Federated Hermes Ohio Municipal Income Fund - F	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	1.48%	9.10%	6.81%	(2.80%)	7.77%	2.39%	0.51%	4.23%	0.38%	6.10%